Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Intangible Assets, Net [Abstract]
Land use rights	$ 751,635	$ 741,337
Less: accumulated amortization	(211,710)	(193,983)
Intangible assets, net	$ 539,925	$ 547,354